Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, shares issued	63,361,823	2,923,325
Ordinary shares, shares outstanding	63,361,823	2,923,325